PREPAYMENTS AND OTHER CURRENT ASSETS - (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Receivables from third-party online payment platforms	¥ 96,560		¥ 30,317
Prepaid advertising expenses and service fee	95,318		211,604
Receivables related to the exercise of share-based awards	79,182		172,452
Deposits	63,201		68,390
Prepaid income tax	46,277		42,380
Staff loans and advances	25,744		33,672
Others	36,415		41,958
Total	¥ 442,697	$ 62,353	¥ 600,773